Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

As of June 30, 2025 and December 31, 2024, property and equipment, net, consisted of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Furniture and fixture	$116,477	$117,710
Office equipment	32,145	27,671
Motor vehicle	81,926	82,793
Less: accumulated depreciation	(225,394)	(227,149)
Total property and equipment, net	$5,154	$1,025

Depreciation expenses were $629, $615 and $1,070 for the six months ended June 30, 2025, 2024 and 2023, respectively.